Note 25 - Share-based Payments (Details Textual)		12 Months Ended
		Dec. 31, 2020 BRL (R$) R$ / shares	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2018 BRL (R$) R$ / shares	Dec. 31, 2017
Statement Line Items [Line Items]
Option life, share options granted	[1]	5	5	5
Weighted average remaining contractual life of outstanding share options (Year)		6 years 156 days	6 years 120 days	6 years 98 days
Number of share options outstanding in share-based payment arrangement at end of period		127,265,000	141,736,000	141,328,000	135,221,000
Number of share options vested in share-based payment arrangement		36,459,000	46,640,000	55,538,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in BRL per share) | R$ / shares		R$ 15.23	R$ 18.68	R$ 21.83
Expense from share-based payment transactions with employees		R$ 223,100,000	R$ 219,200,000	R$ 162,700,000
Bottom of range [member]
Statement Line Items [Line Items]
Exercise prices of the outstanding options		11.97	0.001	0.001
Top of range [member]
Statement Line Items [Line Items]
Exercise prices of the outstanding options		R$ 43.95	R$ 34.37	R$ 27.43
Grant one [member]
Statement Line Items [Line Items]
Profit allocation, share-based payments, allocation option one		30.00%
Profit allocation, share-based payments, allocation option two		40.00%
Profit allocation, share-based payments, allocation option three		60.00%
Profit allocation, share-based payments, allocation option four		70.00%
Profit allocation, share-based payments, allocation option five		100.00%
Option life, share options granted		5
Grant two [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Lot A [member]
Statement Line Items [Line Items]
Option life, share options granted		5
Lot B [member]
Statement Line Items [Line Items]
Option life, share options granted		10
Deferred stock units of Grant One [member]
Statement Line Items [Line Items]
Number of other new equity instruments introduced in share-based payment arrangement		153,000	208,000	426,000
Fair value of other equity instruments granted in share-based payment arrangement		R$ 2,400,000	R$ 3,800,000	R$ 7,500,000
Share-based payment arrangement, other equity instruments, grace period (Year)		5 years
Number of other equity instruments granted in share-based payment arrangement		1,901,000	4,167,000	3,429,000
Restricted shares under the share-based plan [Member]
Statement Line Items [Line Items]
Fair value of other equity instruments granted in share-based payment arrangement		R$ 315,400,000	R$ 211,700,000	R$ 239,100,000
Number of other equity instruments granted in share-based payment arrangement		21,066,000	11,838,000	13,055,000
Restricted shares under the share-based plan [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Share-based payment arrangement, other equity instruments, grace period (Year)		3 years
Restricted shares under the share-based plan [Member] | Top of range [member]
Statement Line Items [Line Items]
Share-based payment arrangement, other equity instruments, grace period (Year)		5 years

[1]	Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.